Leases	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Leases
7. Leases
(1) Lessor
Lessor leases consist of leases for various equipment types, including office equipment, industrial machinery, transportation equipment and real estate. Net investment in leases includes sales-type leases and direct-financing leases. Interest income on net investment in leases is recognized over the life of each respective lease using the interest method. When lease payment is variable, it is accounted for as income in profit or loss in the period when the changes in facts and circumstances on which the variable payment is based occur. Sales-type leases and direct financing leases are full-payout leases. Leases not qualifying as sales-type leases or direct financing leases are accounted for as operating leases and related revenue is recognized on an equality over the lease term. In providing leasing services, the Company and its subsidiaries execute supplemental businesses, such as handling taxes and paying insurance on leased assets on behalf of lessees. The compensation for those lessor costs received from lessees are recognized as variable lease payments in finance revenues or operating lease revenues.
Some of the contracts include options to extend or to terminate the lease. The Company and its subsidiaries determine the lease term while taking such periods covered by options into account when determined the lease term when it is reasonably certain that it will exercise these options. The majority of the lease contracts do not contain bargain purchase options for customers.
The estimated unguaranteed residual value represents estimated proceeds from the disposition of equipment at the time the lease is terminated. The estimated unguaranteed residual value is determined based on market value of used equipment, estimates of when and how much equipment will become obsolete, and actual recovery
being experienced for similar used equipment. The Company and its subsidiaries may incur losses if the estimated residual amounts are unable to collect or need to recognize valuation losses when the estimates differ from actual trends in equipment valuation and the secondhand market. The risk of loss on leased assets relating to the estimated unguaranteed residual value of the leased assets is monitored through projections of the estimated unguaranteed residual value at lease origination and periodic review of estimated unguaranteed residual value.
Initial direct costs of sales-type leases and direct financing leases are mainly being deferred and amortized as a yield adjustment over the life of the related lease by using interest method. The unamortized balance of initial direct costs of sales-type leases and direct financing leases is reflected as net investment in leases. Initial direct costs of operating leases are mainly
being deferred and amortized as a straight-line basis over the life of the related lease. The unamortized balance of initial direct costs is reflected as investment in operating leases.
When auto leases are bundled with maintenance contracts, considerations on contracts are allocated based upon the estimated standalone selling prices of the lease and non-lease
components. Lease components generally include product and financing cost, and non-lease
components generally consist of maintenance contracts.
A
c
ertain subsidiary is providing automobile related services, and applying practical expedients, to not separate non-lease
components from the associated lease components. In this service, ASC 606 is applied to the entire contract because the consideration related to non-lease
components accounts for the majority of contract consideration. Revenues from these operations are recognized over the customers’ usage period of the services, since customers simultaneously receive and consume the benefits when the performance obligations are satisfied. The value transferred to customers is directly measured based on the usage period.
Lease income for fiscal 2020 is as follows:

Millions of yen
Fiscal Year ended March 31, 2020
Lease income – net investment in leases
Interest income	¥72,663
Other	2,412
Lease income – operating leases*	430,665

Total lease income	¥505,740

*	Gains from the disposition of real estate under operating leases included in operating lease revenues are ¥30,154 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues are ¥20,918 million for fiscal year 2020.
Lease income from net investment in leases is included in finance revenues in the consolidated
statements of income. Gains and losses from the disposition of net investment in leases were not material for fiscal 2020.
Net investment in leases at March 31, 2020 consists of the following:

Millions of yen
March 31, 2020
Lease receivables	¥1,049,409
Unguaranteed residual value	27,868
Initial direct costs	3,687

Total	¥1,080,964

F-52
Remaining lease receivables of net investment in leases (including residual value guarantees) range up to 29 years at March 31, 2020. Remaining lease receivables of the operating lease contracts range up to 61 years at March 31, 2020. At March 31, 2020, the amounts due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Net investment in leases	Operating leases
2021	¥411,013	¥289,277
2022	297,692	194,257
2023	197,792	130,752
2024	120,602	83,242
2025	68,894	48,525
Thereafter	82,385	126,200

Total lease payments	1,178,377	¥872,253

Less imputed interest	(128,968)

Total lease receivables	¥1,049,409

(2) Lessee
The Company and its subsidiaries determine if an arrangement is a lease at inception of each contract. The Company and its subsidiaries have operating and finance leases for various assets including lands, office buildings, employees’ accommodations, and vehicles. Some of the lease arrangements include options to extend or terminate lease term. The Company and its subsidiaries determine the lease term while taking such options into account when determined the lease term when it is reasonably certain that it will exercise these options. The Company and its subsidiaries’ lease arrangements do not contain material residual value guarantees or material restrictive covenants. As a rate implicit in most
of
the
leases cannot be readily determinable, the Company and its subsidiaries use incremental borrowing rate based on the information available at commencement to determine the present values of lease payments.
The component of lease expense for fiscal 2020 are as follows:

Millions of yen
Year ended March 31, 2020
Finance lease cost
Depreciation expenses of right-of-use assets	¥743
Interest expenses of lease liabilities	302

1,045

Operating lease cost	42,427
Short-term lease cost	2,633
Variable lease cost	948
Sublease income	(3,688)

Total	¥43,365

Supplemental cash flow information related to leases for fiscal 2020 are as follows:

	Millions of yen
	Year Ended March 31, 2020
	Finance leases	Operating leases
Cash paid for amounts included in the measurements of lease liabilities:
Cash flows from operating activities	¥302	¥44,610
Cash flows from financing activities	494	0

Right-of-use assets obtained in exchange for lease liabilities:	¥531	¥39,775

Supplemental balance sheet information related to lessee leases at March 31, 2020 are as follows:

	Millions of yen, except lease term and discount rate
	March 31, 2020
	Finance leases	Operating leases
Investment in Operating Leases	¥0	¥121,553
Property under Facility Operations	2,241	73,226
Office Facilities	8	75,381

Total right-of-use assets	2,249	270,160

Other Liabilities	2,840	266,790

Total lease liabilities	¥2,840	¥266,790

Weighted average remaining lease term	9years	13years

Weighted average discount rate	3.01%	1.08%

At March 31, 2020, the amounts of lease liabilities related to lessee leases due in each of the next five years and thereafter are as follows:

	Millions of yen
Years ending March 31,	Finance leases	Operating leases
2021	¥485	¥45,303
2022	484	30,701
2023	482	26,884
2024	477	23,861
2025	473	21,649
Thereafter	848	135,909

Total lease payments	3,249	284,307

Less imputed interest	(409)	(17,517)

Total lease liabilities	¥2,840	¥266,790